FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
Financial Instruments and Risks
Fair value | R$		R$ 1,994,382		R$ 26,954
Debt hedges
Financial Instruments and Risks
Fair value | R$		(486,713)		(1,768,134)
Operational Hedge
Financial Instruments and Risks
Fair value | R$		2,231,475		1,754,670
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Principle amount	$ 4,500,200		$ 6,866,800
Fair value	1,968,337		1,596,089
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Principle amount	505,000		248,100
Fair value	162,776		(2,474)
Operational Hedge | NDF (Euro x US$)
Financial Instruments and Risks
Principle amount	262,088		544,702
Fair value	100,362		161,055
Commodity Hedge
Financial Instruments and Risks
Fair value	249,620		40,418
Commodity Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Principle amount	163,100
Fair value	(3,148)
Commodity Hedge | Swap US-CPI (US$)
Financial Instruments and Risks
Principle amount	131,510		124,960
Fair value	230,471		40,418
Commodity Hedge | Swap VLSFO/Brent
Financial Instruments and Risks
Principle amount	142,794
Fair value	22,297
Assets | Debt hedges
Financial Instruments and Risks
Fair value | R$		1,529,543		2,143,127
Assets | Debt hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Principle amount | R$		3,898,011		7,081,545
Fair value | R$		223,776		617,835
Assets | Debt hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Principle amount | R$		738,800		1,317,226
Fair value | R$				45,329
Assets | Debt hedges | Swap SOFR to Fixed (US$) [Member]
Financial Instruments and Risks
Principle amount	2,555,626		3,200,000
Fair value	1,104,984		1,052,546
Assets | Debt hedges | Swap IPCA to CDI (notional in Brazilian Reais)
Financial Instruments and Risks
Principle amount | R$		4,320,471		2,041,327
Fair value | R$		161,542		427,417
Assets | Debt hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Principle amount | R$				610,960
Fair value | R$
Assets | Debt hedges | Swap CDI x SOFR (US$) [Member]
Financial Instruments and Risks
Principle amount | R$		644,850
Fair value | R$		32,560
Assets | Debt hedges | Swap SOFR to SOFR (US$) [Member]
Financial Instruments and Risks
Principle amount	150,961
Fair value	6,681
Liabilities | Debt hedges
Financial Instruments and Risks
Fair value | R$		(2,016,256)		(3,911,261)
Liabilities | Debt hedges | Swap CDI x Fixed (US$)
Financial Instruments and Risks
Principle amount	1,025,000		1,863,534
Fair value	(1,305,740)		(3,183,945)
Liabilities | Debt hedges | Swap Pre-Fixed to US$
Financial Instruments and Risks
Principle amount	200,000		350,000
Fair value	(203,045)		(548,934)
Liabilities | Debt hedges | Swap SOFR to Fixed (US$) [Member]
Financial Instruments and Risks
Principle amount	2,555,626		3,200,000
Fair value	(363,492)
Liabilities | Debt hedges | Swap IPCA to CDI (notional in Brazilian Reais)
Financial Instruments and Risks
Principle amount | R$		4,274,397		1,741,787
Fair value | R$		R$ (113,897)		R$ (148,472)
Liabilities | Debt hedges | Swap IPCA to Fixed (US$)
Financial Instruments and Risks
Principle amount			121,003
Fair value			(29,910)
Liabilities | Debt hedges | Swap CDI x SOFR (US$) [Member]
Financial Instruments and Risks
Principle amount	125,000
Fair value	(6,786)
Liabilities | Debt hedges | Swap SOFR to SOFR (US$) [Member]
Financial Instruments and Risks
Principle amount	150,961
Fair value	$ (23,296)